INCOME TAXES - Disclosure of detailed information about income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES [abstract]
Loss before income taxes	$ (4,476)	$ (10,886)
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax recovery based on the above rates	$ (1,209)	$ (2,939)
Difference between Canadian and foreign tax rate	(323)	244
Permanent differences	1,490	123
Changes in unrecognized deferred tax assets	814	2,769
Other adjustments	589	(155)
Total income tax expense	1,361	42
Current income tax expense (recovery)	1,227	53
Deferred income tax expense (recovery)	$ 134	$ (11)